Subsequent events - Time Charter-Out Arrangements (Details) - STI Gauntlet - Vessels - LR2 - USD ($)	Feb. 28, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Operating leases daily rate receivable		$ 32,750
Operating Lease Payments Receivable, Exercise Of Option To Extend Lease
Disclosure of non-adjusting events after reporting period [line items]
Operating leases daily rate receivable	$ 31,000
Term of first extension	$ 33,000